Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2025	Dec 31 2024
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$106,998	$128,414
Fair value of gas contract derivatives [2]	25,043	$23,054
Financial assets not measured at fair value:
Cash and cash equivalents	425,331	891,910
Trade and other receivables, excluding tax receivable	439,350	454,278
Restricted cash included in other assets	15,317	14,305
Total financial assets [3]	$1,012,039	$1,511,961
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$36,106	$36,811
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	479,499	429,737
Lease obligations, including current portion	755,183	818,205
Long-term debt, including current portion	2,752,900	2,414,935
Land mortgage	26,920	27,483
Total financial liabilities	$4,050,608	$3,727,171
[1]     The North America natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Company has several natural gas supply contracts measured at fair value which are classified within Level 3 of the fair value hierarchy.
[3] The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Schedule of fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2025	Dec 31 2024
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$106,998	$128,414
Fair value of gas contract derivatives [2]	25,043	$23,054
Financial assets not measured at fair value:
Cash and cash equivalents	425,331	891,910
Trade and other receivables, excluding tax receivable	439,350	454,278
Restricted cash included in other assets	15,317	14,305
Total financial assets [3]	$1,012,039	$1,511,961
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$36,106	$36,811
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	479,499	429,737
Lease obligations, including current portion	755,183	818,205
Long-term debt, including current portion	2,752,900	2,414,935
Land mortgage	26,920	27,483
Total financial liabilities	$4,050,608	$3,727,171
[1]     The North America natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Company has several natural gas supply contracts measured at fair value which are classified within Level 3 of the fair value hierarchy.
[3] The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,774,163	$2,775,744	$2,437,286	$2,348,705

Schedule of fair value, natural gas forward contracts and cash flow hedges and excluded forward element

As at	Dec 31 2025	Dec 31 2024
Maturities	2026-2034	2025-2032
Notional quantity [1]	306,910	310,520
Notional quantity per day [1]	40 - 220	50 - 210
Notional amount	$1,043,422	$1,048,973
Net fair value	$71,022	$89,632
1    In thousands of Million British Thermal Units (MMBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2025	Dec 31 2024
Other current assets	$32,186	$25,760
Other non-current assets	74,811	100,683
Other current liabilities	(8,026)	(14,708)
Other long-term liabilities	(27,949)	(22,103)
Net fair value	$71,022	$89,632
Information regarding the impact of changes in cash flow hedges and cost of hedging reserve in the consolidated statement of comprehensive income is as follows:

For the years ended December 31	2025	2024
Change in fair value of cash flow hedges	$140,222	$187,921
Forward element excluded from hedging relationships	(163,477)	(211,132)
	$(23,255)	$(23,211)

Schedule of fair value, level 2 maturity profile
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2025	Dec 31 2024
Within one year	$8,130	$15,038
1-3 years	5,206	5,808
3-5 years	3,059	4,330
More than 5 years	29,037	20,459
	$45,432	$45,635

Schedule of fair value, level 3 inputs and the sensitivities, valuation to changes
The table presents the Level 3 inputs and the sensitivities of the Monte-Carlo model valuation to changes in these inputs:

	Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price volatility (before impact of mean reversion)	33%	+/- 5%	$+/-6 million
Methanol price forecast	Regional pricing relevant to term of contract	+/- $25 per MT	$-5/+6 million
Discount rate	6.9%	+/- 1%	$+/-1 million